USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                         SUPPLEMENT DATED MARCH 8, 2004

                                TO THE PROSPECTUS
    DATED MAY 1, 2003, AS SUPPLEMENTED NOVEMBER 20, 2003 AND DECEMBER 8, 2003

          THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE
             PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND
                         RETAINED FOR FUTURE REFERENCE.

1) EFFECTIVE MARCH 8, 2004, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH DAVIS SELECTED ADVISERS, L.P. (DAVIS) PURSUANT TO WHICH DAVIS HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, WHICH WILL NOW BE KNOWN AS THE USAZ DAVIS NY VENTURE FUND (THE "FUND").

    The following is added to the subadviser information on page 47 of the prospectus, replacing the existing disclosure for the Alliance Bernstein Growth and Income Fund:

         DAVIS FUND:   DAVIS NY VENTURE
         SUBADVISER:   Davis Selected Advisers, L.P. ("Davis"), is located at
                       2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.
                       As of December 31, 2003, Davis managed $46.1 billion.
                       Davis commenced operations in 1969.

    The portfolio manager description for the Fund on page 50 of the prospectus is replaced with the following:

         USAZ DAVIS NY VENTURE FUND: Shelby M.C. Davis, Senior Research Adviser and Founder of Davis Advisors, Christopher C. Davis, Portfolio Manager and President, and Kenneth Charles Feinberg, Portfolio Manager, are the investment professionals responsible for the management of the USAZ DAVIS NY VENTURE FUND. Mr. Shelby Davis has been associated with Davis since 1969 and has been responsible for the Fund since its inception; Mr. Christopher Davis has been associated with Davis since 1995; and Mr. Feinberg has been associated with Davis since 1998. Mr. Feinberg also manages other equity funds advised by Davis Advisers.


2) EFFECTIVE MARCH 8, 2004, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH FOUNDERS ASSET MANAGEMENT LLC (DREYFUS) PURSUANT TO WHICH DREYFUS HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, WHICH WILL NOW BE KNOWN AS THE USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND (THE "FUND").

    The following is added to the subadviser information on page 47 of the prospectus, replacing the existing disclosure for the AllianceBernstein Large Cap Growth Fund:

  DREYFUS FOUNDERS
  FUND:           FOUNDERS GROWTH AND INCOME
  SUBADVISER:     Founders Asset Management LLC ("Founders") is the growth
                  specialist affiliate of The Dreyfus Corporation ("Dreyfus"), a leading mutual fund complex with approximately $183 billion in over 200 mutual fund portfolios as of December 31, 2002. The
                  Founders corporate offices are located at 2830 East Third
                  Avenue, Denver, Colorado 80206. Founders and its predecessor companies have operated as investment advisers since 1938.
                  Founders also serves as investment adviser or subadviser to a number of other investment companies and private accounts.
                  Founders and Dreyfus are investment subsidiaries of Mellon
                  Financial Corporation, a global financial services company with approximately $581 billion in assets under management as of December 31, 2002.

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    The portfolio manager description for the Fund on page 50 of the prospectus is replaced with the following:

         USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND: John B. Jares, Vice President of Investments of the Subadviser, is the portfolio manager of the Fund. Mr. Jares, a Chartered Financial Analyst joined the Subadviser in November 2001. He was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

3) EFFECTIVE MARCH 8, 2004, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH OPPENHEIMER FUNDS, INC. (OPPENHEIMER) PURSUANT TO WHICH OPPENHEIMER HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ TEMPLETON DEVELOPED MARKETS FUND, WHICH WILL NOW BE KNOWN AS THE USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND (THE "FUND").

     The third sentence of the Investment Objective and Principal Investment Strategies section on page 18 of the prospectus is replaced with the following:

         In pursuit of its objective, the Fund normally invests in equity securities of companies located in any developed country outside the U.S.

     The paragraph labeled 'Foreign Risk' on page 18 of the prospectus is replaced with the following:

    o FOREIGN AND EMERGING MARKETS RISKS: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.


    The following paragraph is added to the Principal Investment Risks section on page 18 of the prospectus:

     o DERIVATIVE INSTRUMENTS RISK: The Fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies). A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the Fund's other investments.


    The following is added to the subadviser information on page 47 of the prospectus, replacing the existing disclosure for the USAZ Templeton Developed Markets Fund:

    OPPENHEIMER FUNDS: EMERGING GROWTH, EMERGING TECHNOLOGIES AND INTERNATIONAL
    SUBADVISER:        GROWTH  OppenheimerFunds, Inc. is located at 498 Seventh
                       Ave., New York, NY 10018. OppenheimerFunds has been an investment advisor since January 1960.
                       Along with its subsidiaries and controlled affiliates, OppenheimerFunds managed $135 billion in assets as of September 30, 2003.

    The portfolio manager description for the Fund on page 50 of the prospectus is replaced with the following:

         USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND: The portfolio manager of the Fund is George Evans. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since its inception in 1996. He is a Vice President of the Fund and of the Subadviser. He serves as an officer and portfolio manager of other Oppenheimer funds, and has been employed by the Manager since 1990.



                                                              USAZPRO-003-0503

                                                                    Page 2 of 2
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                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                         SUPPLEMENT DATED MARCH 8, 2004


                   TO THE STATEMENT OF ADDITIONAL INFORMATION
   DATED MAY 1, 2003 AS SUPPLEMENTED DECEMBER 8, 2003 AND FEBRUARY 27, 2004


          THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE
             STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE ATTACHED TO THE SAI AND RETAINED FOR FUTURE REFERENCE.


1) Effective March 8, 2004, USAllianz Advisers, LLC has entered into an agreement with Davis Selected Advisers, L.P. (Davis) pursuant to which Davis has been retained as the subadviser of the USAZ AllianceBernstein Growth and Income Fund, which will now be known as the USAZ Davis NY Venture Fund.

2) Effective March 8, 2004, USAllianz Advisers, LLC has entered into an agreement with Founders Asset Management LLC (Dreyfus) pursuant to which Dreyfus has been retained as the subadviser of the USAZ AllianceBernstein Large Cap Growth Fund, which will now be known as the USAZ Dreyfus Founders Growth and Income Fund.


3) Effective March 8, 2004, USAllianz Advisers, LLC has entered into an agreement with Oppenheimer Funds, Inc. (Oppenheimer) pursuant to which Oppenheimer has been retained as the subadviser of the USAZ Templeton Developed Markets Fund, which will now be known as the USAZ Oppenheimer International Growth Fund. Additional revisions to the SAI resulting from the subadviser change are as follows:

o The last sentence of the second paragraph on page 6 of the SAI describing the 5% investment limitation for swap agreements, options and collars for the USAZ Templeton Developed Markets Fund (now known as the USAZ Oppenheimer International Growth Fund) is hereby deleted.

o The second sentence of the third paragraph on page 6 of the SAI is replaced with the following:

         "The Fund may not invest more than 30% of its total assets in total return swaps, and call or put options may be purchased only if, after such purchase, the value of the options would not exceed 5% of the Fund's total assets."

o The first table on page 8 of the SAI is revised to indicate that the USAZ Templeton Developed Markets Fund (now known as the USAZ Oppenheimer International Growth Fund) may invest in securities from developing countries/emerging markets.


                                                               USAZSAI-003-0503